Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 23, 2022	Mar. 23, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Professional fees	$ 436,108	$ 1,672,823		$ 1,178,148	$ 1,740,595	$ 2,701,431
Franchise tax expense		$ 25,000			$ 47,334
Cash	1,300,624			1,300,624		350,455
Mutual fund assets held in trust account	51,869,623		203,262,660	$ 51,869,623		$ 203,282,989
Redeemable common stock, shares (in Shares)				5,032,874		20,125,000
Cash deposited into trust account							$ 240,000	$ 720,000
Common stock subject to redemption value	240,000			$ 960,000
Offering costs	11,830,356		11,830,356	11,830,356
Underwriting fee			4,025,000	4,025,000
Deferred underwriting fees			7,043,750	7,043,750
Other offering costs	761,606		761,606	$ 761,606
Warrants exercisable to purchase shares of common stock (in Shares)				21,778,750		19,062,500
Federal depository insurance coverage amount	250,000			$ 250,000		$ 250,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	1,144,422		1,144,422	1,144,422
Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	24,973		24,973	24,973
Redeemable Common stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 10,660,961		10,660,961	$ 10,660,961
Money Market Funds [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents			$ 3,092,771			$ 350,455